Cash, Cash Equivalents and Restricted Cash - Schedule of Cash, Cash Equivalents And Restricted Cash (Details) - USD ($)	Dec. 31, 2023	Mar. 31, 2023	Dec. 31, 2022	Mar. 31, 2022
Cash and Cash Equivalents [Abstract]
Balances with banks In current accounts	$ 9,402,795	$ 588,347
Cash in hand	3,902	993
Cash and Cash Equivalents, at Carrying Value, Total	9,406,697	589,340	$ 1,283,615	$ 913,636
Restricted cash and cash equivalents-non-current	$ 427,697	$ 542,490	$ 641,388	$ 172,782